INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
14. INTANGIBLE ASSETS

Intangible assets are as follows:

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at December 31, 2022	2,334,817	1,007,704	291,379	58,665	3,692,565
Additions	272,975	175,405	23,849	14,919	487,148
Divestitures	—	—	—	(2,564)	(2,564)
Reclassifications	—	5,558	3,399	(3,399)	5,558
Translation differences and other movements	—	(296)	(42)	167	(171)
Balance at December 31, 2023	2,607,792	1,188,371	318,585	67,788	4,182,536
Additions	306,559	169,908	26,453	3,954	506,874
Divestitures	(14,632)	(945)	(1,613)	(12)	(17,202)
Reclassifications	—	—	10,267	(9,684)	583
Translation differences and other movements	2,633	(2,632)	—	(15,000)	(14,999)
Balance at December 31, 2024	2,902,352	1,354,702	353,692	47,046	4,657,792

Accumulated amortization at December 31, 2022	1,510,124	567,930	258,995	48,128	2,385,177
Amortization	250,033	92,623	27,923	1,522	372,101
Divestitures	—	—	—		—
Reclassification	—	5,558	(4,283)	4,283	5,558
Translation differences and other movements	—	—	(7)	8	1
Balance at December 31, 2023	1,760,157	666,111	282,628	53,941	2,762,837
Amortization	237,414	93,367	34,695	1,663	367,139
Divestitures	(2,881)	—	—	—	(2,881)
Reclassification	—	—	31	—	31
Translation differences and other movements	—	(3)	—	(14,995)	(14,998)
Balance at December 31, 2024	1,994,690	759,475	317,354	40,609	3,112,128

Carrying amount at:
December 31, 2022	824,693	439,774	32,384	10,537	1,307,388
December 31, 2023	847,635	522,260	35,957	13,847	1,419,699
December 31, 2024	907,662	595,227	36,338	6,437	1,545,664

Additions were primarily attributable to externally acquired and internally generated development costs relating to existing and new models.